Costs incurred are summarized below and include both amounts expensed and capitalized: (Details) - Oil And Gas Producing Activities [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Oil Products [member]
IfrsStatementLineItems [Line Items]
Exploration costs	$ 687	$ 815	$ 1,080
Development costs	6,079	5,667	6,825
Total	6,766	6,821	24,575
Long Term Position Of Hedging Instrument		315
Manati [Member]		24	16,670
Oil Products [member] | BRAZIL
IfrsStatementLineItems [Line Items]
Exploration costs	682	805	1,069
Development costs	6,035	5,664	6,819
Total	6,717	6,808	24,558
Long Term Position Of Hedging Instrument		315
Manati [Member]		24	16,670
Oil Products [member] | South America [Member]
IfrsStatementLineItems [Line Items]
Exploration costs	5	10	11
Development costs	44	3	6
Total	49	13	17
Oil Products [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Exploration costs	5	10	11
Development costs	44	3	6
Total	49	13	17
Equity Portfolio Amount
IfrsStatementLineItems [Line Items]
Exploration costs			3
Development costs	37	57	150
Total	$ 37	$ 57	$ 153